LONG-TERM LOANS (Tables)	12 Months Ended
Dec. 31, 2022
LONG-TERM LOANS
Summary of long-term loans

	December 31,
	2022	2021

	Dollars in thousands
Long-term loan	15,177	18,971
Less – current maturities	2,169	1,798

Balance	13,008	17,173